(Oppenheimer Principal Protected Main Street Fund III)

Investment Objective. During the Warranty Period, the Fund will seek capital preservation in order to have a net asset value on the Maturity Date at least equal to the Warranty Amount. The Fund seeks high total return as a secondary objective.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 21 of the prospectus and in the sections "How to Buy Shares" beginning on page 77 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Oppenheimer Principal Protected Main Street Fund III)	Class A	Class B	Class C	Class N
Maximum Sales Charge (Load) on purchases (as % of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	none	5.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Oppenheimer Principal Protected Main Street Fund III)		Class A	Class B	Class C	Class N
Management Fees		0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.24%	1.00%	1.00%	0.50%
Other Expenses		0.39%	0.51%	0.39%	0.31%
Acquired Fund Fees and Expenses		0.55%	0.55%	0.55%	0.55%
Total Annual Fund Operating Expenses		1.68%	2.56%	2.44%	1.86%
Fee Waiver and Expense Reimbursement	[1]	(0.55%)	(0.55%)	(0.55%)	(0.55%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.13%	2.01%	1.89%	1.31%
[1]	Under the terms of the Investment Advisory Agreement, the Manager has agreed, for the duration of the Agreement, to reimburse the Fund for expenses equal to the Underlying Fund's expenses, other than Extraordinary Expenses, paid by the Fund as a shareholder in the Underlying Fund. This undertaking may not be amended or withdrawn until one year from the date of this Prospectus.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example (Oppenheimer Principal Protected Main Street Fund III) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	684	1,027	1,393	2,419
Class B	706	1,053	1,527	2,565
Class C	294	716	1,266	2,767
Class N	234	536	963	2,154

If shares are not redeemed
Expense Example, No Redemption (Oppenheimer Principal Protected Main Street Fund III) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	684	1,027	1,393	2,419
Class B	206	753	1,327	2,565
Class C	194	716	1,266	2,767
Class N	134	536	963	2,154

Principal Investment Strategies. Oppenheimer Principal Protected Main Street Fund III is a "fund of funds" that normally invests a portion of its assets in shares of Oppenheimer Main Street Fund(R) (the "Underlying Fund") and futures contracts on the Standard and Poor's 500 Composite Stock Price Index ("S&P 500 Index") and a portion of its assets in U.S. Government securities. From January 12, 2009 through December 16, 2011, the Fund's assets were reallocated solely to the debt portfolio, as explained further in the section "More About the Fund." The Fund has an Offering Period, a Warranty Period and a Post-Warranty Period. Shares of the Fund were offered during an Offering Period but were not offered during the Warranty Period, except in connection with reinvestment of dividends and distributions. The Offering Period was from October 7, 2004 through December 10, 2004. The Warranty Period was from December 16, 2004 through December 16, 2011 (the "Maturity Date"). During the Warranty Period, the Fund sought primarily capital preservation, and secondarily high total return, formerly by allocating its assets between an equity portfolio (consisting of Class Y shares of Oppenheimer Main Street Fund and futures contracts on the S&P 500 Index) and a debt portfolio (consisting of U.S. Government securities, including zero coupon bonds and certain securities guaranteed by U.S. Government agencies and instrumentalities), and later through its investments in the debt portfolio. Under the terms of the Warranty Formula (as defined below), between 0% to 100% of the Fund's assets were allocated to the equity portfolio prior to January 12, 2009. During the Warranty Period, prior to January 12, 2009, the Fund invested a substantial portion of its assets in Class Y shares of the Underlying Fund and futures contracts on the S&P 500 Index. From January 12, 2009 through December 16, 2011, pursuant to the Warranty Formula and the terms of the Warranty Agreement, the Fund's assets were reallocated solely to the debt portfolio. In this circumstance, the Fund's ability to participate in upward equity market movements was eliminated. During the Post-Warranty Period, the Fund invests primarily in shares of the Underlying Fund. The Fund may invest in zero coupon U.S. Government securities and certain other securities guaranteed by U.S. Government agencies and instrumentalities and securities issued by government sponsored enterprises which are neither guaranteed nor insured by the U.S. Government.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or from poor security selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money byinvesting in the Fund.

Main Risks of Investing in Stock. The value of the Underlying Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.

At times, the Underlying Fund may emphasize investments in a particular industry or economic or market sector. To the extent that the Underlying Fund increases its emphasis on investments in a particular industry or sector, the value of its investments may fluctuate more in response to events affecting that industry or sector, such as changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others.

Main Risks of Small- and Mid-Sized Companies. The stock prices of small- and mid-sized companies may be more volatile and their securities may be more difficult to sell than those of larger companies. They may not have established markets, may have fewer customers and product lines, may have unseasoned management or less management depth and may have more limited access to financial resources. Smaller companies may not pay dividends or provide capital gains for some time, if at all.

The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/investors/overview/PrincipalProtectedMainStreetFundIII.

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return (not annualized) for a calendar quarter was 5.28% (2nd Qtr 2007) and the lowest return (not annualized) for a calendar quarter was -4.68% (4th Qtr 2007). For the period from January 1, 2011 to September 30, 2011, the cumulative return (not annualized) was -0.55%.

Average Annual Total Returns for the periods ended December 31, 2010

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Average Annual Total Returns (Oppenheimer Principal Protected Main Street Fund III)	Inception Date	1 Year	5 Years	Life of Class
Class A	Oct 7, 2004	(4.82%)	(0.30%)	0.21%
Class A Return After Taxes on Distributions		(5.47%)	(0.89%)	(0.35%)
Class A Return After Taxes on Distributions and Sale of Fund Shares		(3.13%)	(0.39%)	0.04%
Class B	Oct 7, 2004	(4.83%)	(0.32%)	(0.35%)
Class C	Oct 7, 2004	(0.75%)	0.14%	(0.41%)
Class N	Oct 7, 2004	(0.21%)	0.67%	0.95%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		15.06%	2.29%	4.07%	[1]
[1]	From 9/30/04

[1]	Expenses have been restated to reflect the management fee and other estimated fees and expenses in effect during the Post-Warranty Period.

(Oppenheimer Principal Protected Main Street Fund III)

Investment Objective. During the Warranty Period, the Fund will seek capital preservation in order to have a net asset value on the Maturity Date at least equal to the Warranty Amount. The Fund seeks high total return as a secondary objective.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 21 of the prospectus and in the sections "How to Buy Shares" beginning on page 77 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Oppenheimer Principal Protected Main Street Fund III)	Class A	Class B	Class C	Class N
Maximum Sales Charge (Load) on purchases (as % of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	none	5.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Oppenheimer Principal Protected Main Street Fund III)		Class A	Class B	Class C	Class N
Management Fees		0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.24%	1.00%	1.00%	0.50%
Other Expenses		0.39%	0.51%	0.39%	0.31%
Acquired Fund Fees and Expenses		0.55%	0.55%	0.55%	0.55%
Total Annual Fund Operating Expenses		1.68%	2.56%	2.44%	1.86%
Fee Waiver and Expense Reimbursement	[1]	(0.55%)	(0.55%)	(0.55%)	(0.55%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.13%	2.01%	1.89%	1.31%
[1]	Under the terms of the Investment Advisory Agreement, the Manager has agreed, for the duration of the Agreement, to reimburse the Fund for expenses equal to the Underlying Fund's expenses, other than Extraordinary Expenses, paid by the Fund as a shareholder in the Underlying Fund. This undertaking may not be amended or withdrawn until one year from the date of this Prospectus.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example (Oppenheimer Principal Protected Main Street Fund III) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	684	1,027	1,393	2,419
Class B	706	1,053	1,527	2,565
Class C	294	716	1,266	2,767
Class N	234	536	963	2,154

If shares are not redeemed
Expense Example, No Redemption (Oppenheimer Principal Protected Main Street Fund III) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	684	1,027	1,393	2,419
Class B	206	753	1,327	2,565
Class C	194	716	1,266	2,767
Class N	134	536	963	2,154

Principal Investment Strategies. Oppenheimer Principal Protected Main Street Fund III is a "fund of funds" that normally invests a portion of its assets in shares of Oppenheimer Main Street Fund(R) (the "Underlying Fund") and futures contracts on the Standard and Poor's 500 Composite Stock Price Index ("S&P 500 Index") and a portion of its assets in U.S. Government securities. From January 12, 2009 through December 16, 2011, the Fund's assets were reallocated solely to the debt portfolio, as explained further in the section "More About the Fund." The Fund has an Offering Period, a Warranty Period and a Post-Warranty Period. Shares of the Fund were offered during an Offering Period but were not offered during the Warranty Period, except in connection with reinvestment of dividends and distributions. The Offering Period was from October 7, 2004 through December 10, 2004. The Warranty Period was from December 16, 2004 through December 16, 2011 (the "Maturity Date"). During the Warranty Period, the Fund sought primarily capital preservation, and secondarily high total return, formerly by allocating its assets between an equity portfolio (consisting of Class Y shares of Oppenheimer Main Street Fund and futures contracts on the S&P 500 Index) and a debt portfolio (consisting of U.S. Government securities, including zero coupon bonds and certain securities guaranteed by U.S. Government agencies and instrumentalities), and later through its investments in the debt portfolio. Under the terms of the Warranty Formula (as defined below), between 0% to 100% of the Fund's assets were allocated to the equity portfolio prior to January 12, 2009. During the Warranty Period, prior to January 12, 2009, the Fund invested a substantial portion of its assets in Class Y shares of the Underlying Fund and futures contracts on the S&P 500 Index. From January 12, 2009 through December 16, 2011, pursuant to the Warranty Formula and the terms of the Warranty Agreement, the Fund's assets were reallocated solely to the debt portfolio. In this circumstance, the Fund's ability to participate in upward equity market movements was eliminated. During the Post-Warranty Period, the Fund invests primarily in shares of the Underlying Fund. The Fund may invest in zero coupon U.S. Government securities and certain other securities guaranteed by U.S. Government agencies and instrumentalities and securities issued by government sponsored enterprises which are neither guaranteed nor insured by the U.S. Government.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or from poor security selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money byinvesting in the Fund.

Main Risks of Investing in Stock. The value of the Underlying Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.

At times, the Underlying Fund may emphasize investments in a particular industry or economic or market sector. To the extent that the Underlying Fund increases its emphasis on investments in a particular industry or sector, the value of its investments may fluctuate more in response to events affecting that industry or sector, such as changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others.

Main Risks of Small- and Mid-Sized Companies. The stock prices of small- and mid-sized companies may be more volatile and their securities may be more difficult to sell than those of larger companies. They may not have established markets, may have fewer customers and product lines, may have unseasoned management or less management depth and may have more limited access to financial resources. Smaller companies may not pay dividends or provide capital gains for some time, if at all.

The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/investors/overview/PrincipalProtectedMainStreetFundIII.

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return (not annualized) for a calendar quarter was 5.28% (2nd Qtr 2007) and the lowest return (not annualized) for a calendar quarter was -4.68% (4th Qtr 2007). For the period from January 1, 2011 to September 30, 2011, the cumulative return (not annualized) was -0.55%.

Average Annual Total Returns for the periods ended December 31, 2010

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Average Annual Total Returns (Oppenheimer Principal Protected Main Street Fund III)	Inception Date	1 Year	5 Years	Life of Class
Class A	Oct 7, 2004	(4.82%)	(0.30%)	0.21%
Class A Return After Taxes on Distributions		(5.47%)	(0.89%)	(0.35%)
Class A Return After Taxes on Distributions and Sale of Fund Shares		(3.13%)	(0.39%)	0.04%
Class B	Oct 7, 2004	(4.83%)	(0.32%)	(0.35%)
Class C	Oct 7, 2004	(0.75%)	0.14%	(0.41%)
Class N	Oct 7, 2004	(0.21%)	0.67%	0.95%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		15.06%	2.29%	4.07%	[1]
[1]	From 9/30/04

[1]	Expenses have been restated to reflect the management fee and other estimated fees and expenses in effect during the Post-Warranty Period.

Shareholder Fees (dei_DocumentInformationDocumentAxis, (Oppenheimer Principal Protected Main Street Fund III))	0 Months Ended
Dec. 29, 2011
Class A
Shareholder Fees:
Maximum Sales Charge (Load) on purchases (as % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	none
Class B
Shareholder Fees:
Maximum Sales Charge (Load) on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	5.00%
Class C
Shareholder Fees:
Maximum Sales Charge (Load) on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	1.00%
Class N
Shareholder Fees:
Maximum Sales Charge (Load) on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	1.00%

Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Principal Protected Main Street Fund III))	0 Months Ended
	Dec. 29, 2011
Class A
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses	0.39%
Acquired Fund Fees and Expenses	0.55%
Total Annual Fund Operating Expenses	1.68%
Fee Waiver and Expense Reimbursement	(0.55%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.13%
Class B
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.51%
Acquired Fund Fees and Expenses	0.55%
Total Annual Fund Operating Expenses	2.56%
Fee Waiver and Expense Reimbursement	(0.55%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.01%
Class C
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.39%
Acquired Fund Fees and Expenses	0.55%
Total Annual Fund Operating Expenses	2.44%
Fee Waiver and Expense Reimbursement	(0.55%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.89%
Class N
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.31%
Acquired Fund Fees and Expenses	0.55%
Total Annual Fund Operating Expenses	1.86%
Fee Waiver and Expense Reimbursement	(0.55%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.31%

[1]	Under the terms of the Investment Advisory Agreement, the Manager has agreed, for the duration of the Agreement, to reimburse the Fund for expenses equal to the Underlying Fund's expenses, other than Extraordinary Expenses, paid by the Fund as a shareholder in the Underlying Fund. This undertaking may not be amended or withdrawn until one year from the date of this Prospectus.

Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Principal Protected Main Street Fund III), Class A)	0 Months Ended
Dec. 29, 2011
(Oppenheimer Principal Protected Main Street Fund III) | Class A
Bar Chart Table:
Annual Return 2005	2.35%
Annual Return 2006	9.33%
Annual Return 2007	2.11%
Annual Return 2008	(7.27%)
Annual Return 2009	(0.01%)
Annual Return 2010	0.99%

Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Principal Protected Main Street Fund III))	0 Months Ended
Dec. 29, 2011
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
Life of Class	4.07% [1]
Class A
Average Annual Return:
1 Year	(4.82%)
5 Years	(0.30%)
Life of Class	0.21%
Inception Date	Oct 7, 2004
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(5.47%)
5 Years	(0.89%)
Life of Class	(0.35%)
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(3.13%)
5 Years	(0.39%)
Life of Class	0.04%
Class B
Average Annual Return:
1 Year	(4.83%)
5 Years	(0.32%)
Life of Class	(0.35%)
Inception Date	Oct 7, 2004
Class C
Average Annual Return:
1 Year	(0.75%)
5 Years	0.14%
Life of Class	(0.41%)
Inception Date	Oct 7, 2004
Class N
Average Annual Return:
1 Year	(0.21%)
5 Years	0.67%
Life of Class	0.95%
Inception Date	Oct 7, 2004

[1]	From 9/30/04

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2011
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER PRINCIPAL PROTECTED TRUST III
Central Index Key	dei_EntityCentralIndexKey	0001287225
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 23, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 29, 2011
Prospectus Date	rr_ProspectusDate	Dec 29, 2011
(Oppenheimer Principal Protected Main Street Fund III)
Risk/Return:	rr_RiskReturnAbstract
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Investment Objective. During the Warranty Period, the Fund will seek capital preservation in order to have a net asset value on the Maturity Date at least equal to the Warranty Amount. The Fund seeks high total return as a secondary objective.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 21 of the prospectus and in the sections "How to Buy Shares" beginning on page 77 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Principal Investment Strategies. Oppenheimer Principal Protected Main Street Fund III is a "fund of funds" that normally invests a portion of its assets in shares of Oppenheimer Main Street Fund(R) (the "Underlying Fund") and futures contracts on the Standard and Poor's 500 Composite Stock Price Index ("S&P 500 Index") and a portion of its assets in U.S. Government securities. From January 12, 2009 through December 16, 2011, the Fund's assets were reallocated solely to the debt portfolio, as explained further in the section "More About the Fund." The Fund has an Offering Period, a Warranty Period and a Post-Warranty Period. Shares of the Fund were offered during an Offering Period but were not offered during the Warranty Period, except in connection with reinvestment of dividends and distributions. The Offering Period was from October 7, 2004 through December 10, 2004. The Warranty Period was from December 16, 2004 through December 16, 2011 (the "Maturity Date"). During the Warranty Period, the Fund sought primarily capital preservation, and secondarily high total return, formerly by allocating its assets between an equity portfolio (consisting of Class Y shares of Oppenheimer Main Street Fund and futures contracts on the S&P 500 Index) and a debt portfolio (consisting of U.S. Government securities, including zero coupon bonds and certain securities guaranteed by U.S. Government agencies and instrumentalities), and later through its investments in the debt portfolio. Under the terms of the Warranty Formula (as defined below), between 0% to 100% of the Fund's assets were allocated to the equity portfolio prior to January 12, 2009. During the Warranty Period, prior to January 12, 2009, the Fund invested a substantial portion of its assets in Class Y shares of the Underlying Fund and futures contracts on the S&P 500 Index. From January 12, 2009 through December 16, 2011, pursuant to the Warranty Formula and the terms of the Warranty Agreement, the Fund's assets were reallocated solely to the debt portfolio. In this circumstance, the Fund's ability to participate in upward equity market movements was eliminated. During the Post-Warranty Period, the Fund invests primarily in shares of the Underlying Fund. The Fund may invest in zero coupon U.S. Government securities and certain other securities guaranteed by U.S. Government agencies and instrumentalities and securities issued by government sponsored enterprises which are neither guaranteed nor insured by the U.S. Government.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or from poor security selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money byinvesting in the Fund.

Main Risks of Investing in Stock. The value of the Underlying Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.

At times, the Underlying Fund may emphasize investments in a particular industry or economic or market sector. To the extent that the Underlying Fund increases its emphasis on investments in a particular industry or sector, the value of its investments may fluctuate more in response to events affecting that industry or sector, such as changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others.

Main Risks of Small- and Mid-Sized Companies. The stock prices of small- and mid-sized companies may be more volatile and their securities may be more difficult to sell than those of larger companies. They may not have established markets, may have fewer customers and product lines, may have unseasoned management or less management depth and may have more limited access to financial resources. Smaller companies may not pay dividends or provide capital gains for some time, if at all.

The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or from poor security selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money byinvesting in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/investors/overview/PrincipalProtectedMainStreetFundIII.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/investors/overview/PrincipalProtectedMainStreetFundIII.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return (not annualized) for a calendar quarter was 5.28% (2nd Qtr 2007) and the lowest return (not annualized) for a calendar quarter was -4.68% (4th Qtr 2007). For the period from January 1, 2011 to September 30, 2011, the cumulative return (not annualized) was -0.55%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

(Oppenheimer Principal Protected Main Street Fund III) | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Life of Class	rr_AverageAnnualReturnSinceInception	4.07%	[3]
(Oppenheimer Principal Protected Main Street Fund III) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	684
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,027
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,393
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,419
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	684
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,027
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,393
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,419
Annual Return 2005	rr_AnnualReturn2005	2.35%
Annual Return 2006	rr_AnnualReturn2006	9.33%
Annual Return 2007	rr_AnnualReturn2007	2.11%
Annual Return 2008	rr_AnnualReturn2008	(7.27%)
Annual Return 2009	rr_AnnualReturn2009	(0.01%)
Annual Return 2010	rr_AnnualReturn2010	0.99%
Year to Date Return, Label	rr_YearToDateReturnLabel	For the period from January 1, 2011 to September 30, 2011, the cumulative return (not annualized) was -0.55%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.55%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return (not annualized) for a calendar quarter was 5.28% (2nd Qtr 2007)
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return (not annualized) for a calendar quarter was -4.68% (4th Qtr 2007)
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.68%)
1 Year	rr_AverageAnnualReturnYear01	(4.82%)
5 Years	rr_AverageAnnualReturnYear05	(0.30%)
Life of Class	rr_AverageAnnualReturnSinceInception	0.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 7, 2004
(Oppenheimer Principal Protected Main Street Fund III) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.47%)
5 Years	rr_AverageAnnualReturnYear05	(0.89%)
Life of Class	rr_AverageAnnualReturnSinceInception	(0.35%)
(Oppenheimer Principal Protected Main Street Fund III) | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.13%)
5 Years	rr_AverageAnnualReturnYear05	(0.39%)
Life of Class	rr_AverageAnnualReturnSinceInception	0.04%
(Oppenheimer Principal Protected Main Street Fund III) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.56%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	2.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	706
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,053
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,527
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,565
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	206
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	753
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,327
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,565
1 Year	rr_AverageAnnualReturnYear01	(4.83%)
5 Years	rr_AverageAnnualReturnYear05	(0.32%)
Life of Class	rr_AverageAnnualReturnSinceInception	(0.35%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 7, 2004
(Oppenheimer Principal Protected Main Street Fund III) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.44%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	294
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	716
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,266
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,767
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	194
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	716
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,266
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,767
1 Year	rr_AverageAnnualReturnYear01	(0.75%)
5 Years	rr_AverageAnnualReturnYear05	0.14%
Life of Class	rr_AverageAnnualReturnSinceInception	(0.41%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 7, 2004
(Oppenheimer Principal Protected Main Street Fund III) | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	234
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	536
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	963
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,154
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	134
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	536
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	963
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,154
1 Year	rr_AverageAnnualReturnYear01	(0.21%)
5 Years	rr_AverageAnnualReturnYear05	0.67%
Life of Class	rr_AverageAnnualReturnSinceInception	0.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 7, 2004
[1]	Expenses have been restated to reflect the management fee and other estimated fees and expenses in effect during the Post-Warranty Period.
[2]	Under the terms of the Investment Advisory Agreement, the Manager has agreed, for the duration of the Agreement, to reimburse the Fund for expenses equal to the Underlying Fund's expenses, other than Extraordinary Expenses, paid by the Fund as a shareholder in the Underlying Fund. This undertaking may not be amended or withdrawn until one year from the date of this Prospectus.
[3]	From 9/30/04